PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 68,474	$ 68,755
Less: accumulated depreciation	24,656	23,945
Premises and equipment, net	43,818	44,810
Depreciation	3,162	3,183	$ 2,958
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	9,857	9,959
Building and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	45,525	44,240
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	12,845	14,188
Automobiles
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 247	$ 368